Income Taxes (Deferred Taxes Net Of Valuation Allowances) (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Income Taxes [Abstract]
Allowance for doubtful accounts	$ 255,000		$ 265,000
Accrued vacation	495,000		485,000
Net current deferred tax assets	750,000		750,000
Depreciation	(1,345,000)		(1,659,000)
Postretirement benefits	14,594,000		13,439,000
Pension liability	5,354,000		5,517,000
Unrealized holding gains	(6,600,000)		(2,608,000)
Tax carryforwards	978,000		1,435,000
Alternative minimum tax credit	352,000		470,000
Impairment on investments	719,000		941,000
Other, net	912,458		881,410
Net long-term deferred tax assets	14,964,458	[1]	18,416,410	[1]
Valuation allowances	$ 2,052,000		$ 1,415,000

[1]	net of valuation allowances of $2,052,000 and $1,415,000 for 2012 and 2011, respectively.